Inventories	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Inventories
7.	INVENTORIES

	December 31,
	2019	2020
	RMB	RMB
Materials and supplies	577	484
Goods for resale	2,303	2,833

	2,880	3,317